Fair value measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair value measurements

Note 6.      Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1, defined as observable inputs such as quoted prices in active markets;
•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•  Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As at December 31, 2024		As at December 31, 2023		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	3,825	3,825	5,053	5,053	3	8
Accounts payable	10,073	10,073	6,963	6,963	3	16
Notes payable	4,828	4,828	1,278	1,278	3	17-20
Bonds, mortgages and other long-term debt	-	-	1,654	1,654	3	19
Convertible note payable, noncurrent	-	-	1,519	1,846	3	19
Indebtedness to related parties, noncurrent	3,105	3,105	9,695	9,695	3	20

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair Value Measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

-	Accounts receivable – carrying amount approximated fair value due to their short-term nature.
-	Accounts payable – carrying amount approximated fair value due to their short-term nature.
-	Notes payable – carrying amount approximated fair value due to their short-term nature.
-	Bonds, mortgages and other long-term debt - carrying amount approximated fair value.
-	Convertible note payable, noncurrent – fair value is calculated based on the present value of the future cash flows as of the reporting date.
-	Indebtedness to related parties, noncurrent - carrying amount approximated fair value.